Financial Risk Management - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2023	Jun. 30, 2023	Mar. 31, 2024	Jun. 30, 2022
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash and cash equivalents		$ 1,535	$ 6,351	$ 11,780
Credit risk, financial instrument maximum exposure		12
Credit risk, uninsured cash and cash equivalents		957
Liquidity Risk [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Liquidity risk maximum exposure		3,248
Foreign exchange risk [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial risk, accounts payable and accrued liabilities, net		22
Maximum exposure of financial currency due to exchange rates, description	Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10% of the closing rate at year-end, the maximum exposure is $7.
Foreign exchange risk maximum exposure		7
Cash and cash equivalents		$ 1,535
Maximum exposure of interest rate risk, description		The Company’s cash balance currently earns interest at standard bank rates. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company’s interest-bearing accounts will not be significant due to the current low market interest rates.